Future Impact of Recently Issued Accounting Standards not yet in Effect	12 Months Ended
Dec. 31, 2018
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Future Impact of Recently Issued Accounting Standards not yet in Effect

Note 28. Future Impact of Recently Issued Accounting Standards not yet in Effect

The Company has not applied the following standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements. The Company intends to adopt these standards, if applicable, when they become effective.

IFRS 16 Leases

In January 2016, the IASB issued IFRS 16 Leases, with which it introduces a unique accounting lease model for lessees. A lessee recognizes an asset that represents the right to use the underlying asset and a lease liability that represents the obligation to make lease payments.

The transition consideration required to be taken into account by the Company is the modified retrospective approach, which involves recognizing the cumulative effect of the adoption of the new standard as from January 1, 2019. For this reason, the comparative financial statements of the period will not be restated (as of and for the years ended December 31, 2018 and 2017). Likewise, as of the transition date of IFRS 16 (January 1, 2019), the Company has elected to apply the practical expedient of “Grandfather” and continue to consider as contracts for leasing those who qualified as such under the previous accounting rules “IAS 17 – Leases” and “IFRIC 4 – Determination of whether a contract contains a lease”. In addition, the Company elects to not recognize assets and liabilities for short-term leases (i.e. leases of 12 months or less with no renewal option included) and leases of low-value assets (i.e. based on the value of the asset when it is new, regardless of the age of the asset being leased). Furthermore, the Company has decided to apply the short-term consideration to the remaining period for leases at the adoption date.

The Company performed a qualitative and quantitative assessment of the impacts that the adoption of IFRS 16 have on its consolidated financial statements. The evaluation includes, among others, the following activities:

•	Detailed analysis of the leasing contracts and their characteristics that would cause an impact in the determination of the right of use and the financial liability;

•	Identification of the exceptions provided by IFRS 16 that may be applied to the Company;

•	Identification and determination of costs associated with leasing contracts;

•	Identification of currencies in which lease contracts are denominated;

•	Analysis of the right renew options and improvements to leased assets, as well as amortization periods;

•	Analysis of the accounting requirements by the IFRS 16 and their impacts in internal processes and controls of the Company; and

•	Analysis of the interest rate used in determining the present value of the lease payments for which a right of use asset must be recognized.

The main impacts are derived from the recognition of lease arrangements as rights of use and liabilities for the obligation to make such payments. In addition, the rental expense is replaced by a depreciation expense for the right to use the assets and the interest expense of the lease liabilities that will be recognized at present value.

Based on the analysis carried out by the Company, the adoption of IFRS 16 by FEMSA Comercio – Proximity Division, FEMSA Comercio – Health Division and FEMSA Comercio – Fuel Division will generate a significant effect on the Company’s consolidated financial statements because of the number of leases in effect as of the date of adoption and, the significant length of time period at which the lease contracts are settled.

At the adoption date, the Company estimates it will recognize a right-of-use asset in the range of 8.5%—9.5% of total assets at December 31, 2018 and a corresponding amount of lease liability for all its lease arrangements in the consolidated financial statement. The final amount will be determined when the Company issues its first financial statements after the adoption date.

As of December 31, 2018, the accounting policies of the Company regarding to lease recognition under IFRS 16 have been modified and submitted for approval of the Company Board of Director’s, with the purpose of fully implementation as of January 1, 2019, which it will stablish the new basis of accounting for leases. Similarly, the Company has analyzed and evaluated the aspects related to internal control derived from the adoption, ensuring internal control environment is appropriate for financial reporting purposes once the standard have been adopted. Also, the presentation requirements involve a significant increase of disclosures required in the Company’s consolidated financial statements and its notes. During 2018, it Company developed and tested appropriate systems, internal controls, policies and procedures necessary to collect and disclose the information required.

IFRIC Interpretation 23 Uncertainty over Income Tax Treatment

The interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application and does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The Interpretation specifically addresses the following:

(i)	whether an entity considers uncertain tax treatments separately;

(ii)	the assumptions an entity makes about the examination of tax treatments by taxation authorities;

(iii)	how an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates; and

(iv)	how an entity considers changes in facts and circumstances.

An entity must determine whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments. The approach that better predicts the resolution of the uncertainty should be followed. The interpretation is effective for annual reporting periods beginning on or after 1 January 2019, but certain transition reliefs are available. The Company has yet to complete its evaluation of whether this interpretation will have a significant impact in the consolidated financial statements.

Amendments to IFRS 9 Prepayment Features with Negative Compensation

Under IFRS 9, a debt instrument can be measured at amortized cost or at fair value through other comprehensive income, provided that the contractual cash flows are ‘solely payments of principal and interest on the principal amount outstanding’ (the SPPI criterion) and the instrument is held within the appropriate business model for that classification. The amendments to IFRS 9 clarify that a financial asset passes the SPPI criterion regardless of the event or circumstance that causes the early termination of the contract and irrespective of which party pays or receives reasonable compensation for the early termination of the contract.

The amendments should be applied retrospectively and are effective for periods beginning on January 1, 2019, with earlier application permitted. The Company has yet to complete its evaluation of whether this interpretation will have a significant impact in the consolidated financial statements.

Amendments to IAS 19 Plan Amendment, Curtailment or Settlement

The amendments to IAS 19 address the accounting when a plan amendment, curtailment or settlement occurs during a reporting period. The amendments specify that when a plan amendment, curtailment or settlement occurs during the annual reporting period, an entity is required to:

(i)

Determine current service cost for the remainder of the period after the plan amendment, curtailment or settlement, using the actuarial assumptions used to remeasure the net defined benefit liability (asset) reflecting the benefits offered under the plan and the plan assets after that event.

(ii)

Determine net interest for the remainder of the period after the plan amendment, curtailment or settlement using: the net defined benefit liability (asset) reflecting the benefits offered under the plan and the plan assets after that event; and the discount rate used to remeasure that net defined benefit liability (asset).

The amendments also clarify that an entity first determines any past service cost, or a gain or loss on settlement, without considering the effect of the asset ceiling. This amount is recognized in profit or loss. An entity then determines the effect of the asset ceiling after the plan amendment, curtailment or settlement. Any change in that effect, excluding amounts included in the net interest, is recognized in other comprehensive income. The amendments apply to plan amendments, curtailments, or settlements occurring on or after the beginning of the first annual reporting period beginning on or after January 1, 2019, with early application permitted. These amendments will apply only to any future plan amendments, curtailments, or settlements of the Company.

Amendments to IAS 28 Long-term interests in associates and joint ventures

The amendments clarify that an entity applies IFRS 9 to long-term interests in associates and joint ventures to which the equity method is not applied but that, in substance, form part of the net investment in the equity accounted investee (long-term interests). This clarification is relevant because it implies that the expected credit loss model in IFRS 9 applies to such long-term interests.

The amendments also clarified that, in applying IFRS 9, an entity does not take account of any losses of the equity accounted investee, or any impairment losses on the net investment, recognized as adjustments to the net investment in in equity accounted investee. The amendments should be applied retrospectively and are effective from period beginning on January 1, 2019, with early application permitted. The Company has yet to complete its evaluation of whether this amendment will have a significant impact in the consolidated financial statements.

Annual Improvements 2015-2017 Cycle (issued in December 2017)

These improvements include:

IFRS 3 Business Combinations

The amendments clarify that, when an entity obtains control of a business that is a joint operation, it applies the requirements for a business combination achieved in stages, including remeasuring previously held interests in the assets and liabilities of the joint operation at fair value. In doing so, the acquirer remeasures its entire previously held interest in the joint operation.

An entity applies those amendments to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2019, with early application permitted. These amendments will apply on future business combinations of the Company.

IFRS 11 Joint Arrangements

A party that participates in, but does not have joint control of, a joint operation might obtain joint control of the joint operation in which the activity of the joint operation constitutes a business as defined in IFRS 3. The amendments clarify that the previously held interests in that joint operation are not remeasured. An entity applies those amendments to transactions in which it obtains joint control on or after the beginning of the first annual reporting period beginning on or after 1 January 2019, with early application permitted. These amendments will apply on future transactions of the Company.

IAS 12 Income Taxes

The amendments clarify that the income tax consequences of dividends are linked more directly to past transactions or events that generated distributable profits than to distributions to owners. Therefore, an entity recognizes the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where the entity originally recognized those past transactions or events.

An entity applies those amendments for annual reporting periods beginning on or after 1 January 2019, with early application is permitted. When an entity first applies those amendments, it applies them to the income tax consequences of dividends recognized on or after the beginning of the earliest comparative period. Since the Company’s current practice is in line with these amendments, the Company does not expect any effect on its consolidated financial statements.

IAS 23 Borrowing Costs

The amendments clarify that an entity treats as part of general borrowings any borrowing originally made to develop a qualifying asset when substantially all of the activities necessary to prepare that asset for its intended use or sale are complete.

An entity applies those amendments to borrowing costs incurred on or after the beginning of the annual reporting period in which the entity first applies those amendments. An entity applies those amendments for annual reporting periods beginning on or after 1 January 2019, with early application permitted. The Company does not expect any significant effect on its consolidated financial statements.